Schedule of Investments ─ NYLI Healthy Hearts ETF

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.8%

Communication Services — 5.9%
Alphabet, Inc., Class A	2,825	$576,357

Consumer Discretionary — 15.2%
adidas AG	481	127,457
Asics Corp.	2,380	53,579
Basic-Fit NV*	2,119	53,925
Columbia Sportswear Co.	545	48,124
Deckers Outdoor Corp.*	438	77,684
Dick’s Sporting Goods, Inc.	230	55,211
Feng TAY Enterprise Co., Ltd.	11,799	47,588
Frasers Group PLC*	5,083	40,169
Garmin Ltd.	449	96,917
Giant Manufacturing Co., Ltd.	10,169	45,519
Moncler SpA	972	61,920
NIKE, Inc., Class B	3,403	261,691
On Holding AG, Class A*	816	48,862
Planet Fitness, Inc., Class A*	478	51,700
Pool Corp.	126	43,375
Puma SE	1,017	32,150
Shimano, Inc.	341	48,249
Technogym SpA	4,291	50,139
Thule Group AB	1,513	48,156
Topgolf Callaway Brands Corp.*	5,651	44,417
Under Armour, Inc., Class A*	4,900	40,915
Vail Resorts, Inc.	265	45,082
VF Corp.(a)	2,352	61,081
Total Consumer Discretionary		1,483,910

Consumer Staples — 1.0%
General Mills, Inc.	1,608	96,705

Health Care — 71.4%
Abbott Laboratories	4,019	514,151
Asahi Intecc Co., Ltd.	2,759	46,646
AstraZeneca PLC	3,539	498,837
AtriCure, Inc.*	1,316	52,469
Bangkok Dusit Medical Services PCL	64,634	45,105
Boston Scientific Corp.*	5,265	538,925
Bristol-Myers Squibb Co.	8,060	475,137
Bumrungrad Hospital PCL	7,846	41,938
Centene Corp.*	1,447	92,651
Cytokinetics, Inc.*	918	45,404
Edwards Lifesciences Corp.*	1,721	124,686
Elevance Health, Inc.	673	266,306
Eli Lilly & Co.	600	486,648
Encompass Health Corp.	462	45,863
Fresenius SE & Co. KGaA*	1,354	52,037
HCA Healthcare, Inc.	540	178,151
IHH Healthcare Bhd	29,133	46,796
Inari Medical, Inc.*	916	72,978
iRhythm Technologies, Inc.*	547	59,541
Johnson & Johnson	3,079	468,470
Koninklijke Philips NV*	2,246	62,294
Medtronic PLC	5,516	500,963
Merit Medical Systems, Inc.*	458	49,867
Molina Healthcare, Inc.*	164	50,907
Netcare Ltd.	58,077	44,141
Nihon Kohden Corp.	3,361	48,185
Novartis AG	4,509	474,611
Novo Nordisk A/S, Class B	4,451	376,570
Penumbra, Inc.*	195	52,059
Pfizer, Inc.	18,212	482,982
Ramsay Health Care Ltd.	1,845	38,829
Rhythm Pharmaceuticals, Inc.*	767	45,583
Sanofi SA	3,298	357,930
Select Medical Holdings Corp.	2,254	44,336
Siemens Healthineers AG	878	50,164
Tenet Healthcare Corp.*	333	46,916
United Therapeutics Corp.*	128	44,950
Zealand Pharma A/S*	460	47,133
Total Health Care		6,971,159
	Shares	Value
Common Stocks (continued)

Industrials — 1.4%
Fluidra SA	1,822	$47,124
Hayward Holdings, Inc.*	2,945	44,352
Pentair PLC	476	49,352
Total Industrials		140,828

Information Technology — 4.9%
Apple, Inc.	2,011	474,596

Total Common Stocks
(Cost $8,535,651)		9,743,555

Total Investments — 99.8%
(Cost $8,535,651)		9,743,555
Other Assets and Liabilities, Net — 0.2%		17,705

Net Assets — 100%		$9,761,260

Schedule of Investments ─ NYLI Healthy Hearts ETF (continued)

January 31, 2025 (unaudited)

		% of
Country	Value	Net Assets
United States	$7,640,044	78.3%
United Kingdom	539,006	5.5
Denmark	423,703	4.3
Germany	261,808	2.7
Japan	196,658	2.0
Netherlands	116,218	1.2
Italy	112,059	1.1
Taiwan	93,108	1.0
Thailand	87,043	0.9
Switzerland	48,862	0.5
Sweden	48,156	0.5
Spain	47,124	0.5
Malaysia	46,796	0.5
South Africa	44,141	0.4
Australia	38,829	0.4
Total Investments	$9,743,555	99.8%

Other Assets and Liabilities, Net	17,705	0.2

Total Net Assets	$9,761,260	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $59,835; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $63,350.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$9,743,555	$—	$—	$9,743,555

(b)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy